Interests in Resource Properties (Tables)	12 Months Ended
Dec. 31, 2022
Interests in Resource Properties.
Schedule of components of interests in resource properties

	2022	2021
Iron ore royalty interest	$201,802	$206,439
Hydrocarbon development and production assets	—	31,260
Exploration and evaluation assets – hydrocarbon probable reserves	—	12,367
Exploration and evaluation assets – hydrocarbon undeveloped lands	—	4,640
	$201,802	$254,706

Schedule of movements in interest in resource properties

Note 12. Interests in Resource Properties (continued)

The movements in the iron ore royalty interest and hydrocarbon development and production assets included in non-current assets during the year ended December 31, 2022 were as follows:

			Reclassification
	Opening	Decommissioning	to assets	Ending
Costs	balance	obligations	held for sale	balance
Iron ore royalty interest	$218,203	$—	$—	$218,203
Hydrocarbon development and production assets	46,592	1,339	(47,931)	—
	$264,795	$1,339	$(47,931)	$218,203

			Reclassification
	Opening		to assets	Ending
Accumulated depreciation	balance	Additions	held for sale	balance
Iron ore royalty interest	$11,764	$4,637	$—	$16,401
Hydrocarbon development and production assets	15,332	2,559	(17,891)	—
	27,096	$7,196	$(17,891)	16,401
Net book value	$237,699			$201,802

The movements in the iron ore royalty interest and hydrocarbon development and production assets included in non-current assets during the year ended December 31, 2021 were as follows:

	Opening	Decommissioning	Ending
Costs	balance	obligations	balance
Iron ore royalty interest	$218,203	$—	$218,203
Hydrocarbon development and production assets	45,754	838	46,592
	$263,957	$838	$264,795

	Opening		Ending
Accumulated depreciation	balance	Additions	balance
Iron ore royalty interest	$6,853	$4,911	$11,764
Hydrocarbon development and production assets	12,756	2,576	15,332
	19,609	$7,487	27,096
Net book value	$244,348		$237,699

Schedule of movements in exploration and evaluation assets

	2022		2021
	Probable	Undeveloped	Probable	Undeveloped
	reserves	lands	reserves	lands
Balance, beginning of year	$12,367	$4,640	$12,367	$4,640
Reclassification to assets held for sale	(12,367)	(4,640)	—	—
Balance, end of year	$—	$—	$12,367	$4,640